Basis of Presentation (Details) - USD ($)		3 Months Ended			10 Months Ended	12 Months Ended
	May 01, 2018	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Basis of Presentation (Details) [Line Items]
Derivative liabilities					$ 16,773,000	$ 10,588,000
DIGERATI TECHNOLOGIES, INC [Member]
Basis of Presentation (Details) [Line Items]
Reserved treasury shares (in Shares)		45,000,000
Derive revenues		10.00%	10.00%
Accounts receivable percentage			10.00%	10.00%
Contract assets		$ 5,988				6,701	$ 17,661
Deferred income		244,530				66,167	19,984
Customer deposits balance		$ 873,518				864,345	$ 0
Currently averages		36 months
Deferred commissions/contract costs		$ 317,358				184,808
Sale commissions		676,608	$ 323,704		$ 871,561	2,262,129
Derivative liabilities		13,664,035				$ 10,587,717
Noncontrolling interest description	On May 1, 2018, T3 Communications, Inc. (“T3”), a Nevada Corporation, entered into a Stock Purchase Agreement (“SPA”), whereby in an exchange for $250,000, T3 agreed to sell to the buyers 199,900 shares of common stock equivalent to 19.99% of the issued and outstanding common share of T3 Communications, Inc. The $250,000 of the cash received under this transaction was recognized as an adjustment to the carrying amount of the noncontrolling interest and as an increase in additional paid-in capital in T3. At the option of the Company, and for a period of five years following the date of the SPA, the 199,900 shares of common stock in T3 may be converted into Common Stock of Digerati at a ratio of 3.4 shares of DTGI Common stock for everyone (1) share of T3 at any time after the DTGI Common Stock has a current market price of $1.50 or more per share for 20 consecutive trading days.
Noncontrolling interest		$ 161,000	$ 158,000
MEOA Share [Member]
Basis of Presentation (Details) [Line Items]
Common stock par value, per share (in Dollars per share)		$ 0.0001
MEOA Class A Common Stock [Member]
Basis of Presentation (Details) [Line Items]
Common stock par value, per share (in Dollars per share)		0.0001
MEOA Class B Common Stock [Member]
Basis of Presentation (Details) [Line Items]
Common stock par value, per share (in Dollars per share)		$ 0.0001